LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease expense	$ 1,500,752	$ 1,193,731	$ 989,581
Minimum [Member]
Operating lease term	1 year
Maximum [Member]
Operating lease term	3 years